IBJ FUNDS TRUST

SUPPLEMENT DATED SEPTEMBER 18, 1998
TO SERVICE CLASS PROSPECTUS DATED MARCH 30, 1998


	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Service
Class Prospectus.

	The following information replaces similar information found in the Management of the Funds section beginning on page
16:

Mr. Paul Blaustein, Senior Vice President of IBJS, is responsible for the day-to-day management of the Core Equity Fund. He has held this position since August 1998. Mr. Blaustein has been with IBJS since 1997. From April 1996 through September 1997 he was a Vice President and portfolio manager at Desai Capital Management. Prior to that, Mr. Blaustein was a Vice President in the Investment Research Department of Legg Mason from October 1994 through April 1996. From August 1991 through September 1994, Mr. Blaustein was a Vice President and investment analyst at Warburg Pincus Counsellors. Mr. Blaustein was also a portfolio manager and research analyst at Oppenheimer Capital from October 1980 through August 1991.

Mr. Christian Kaefer, Senior Vice President of IBJS, is responsible for the day-to-day management of the equity portion of the Blended Total Return Fund. He has held this position since April 1998. Mr. Kaefer has been a senior portfolio manager at IBJS since 1987. Mr. Kaefer was previously responsible for the day-to-day management of the Core Equity Fund from inception to December 1997 and from April 1998 to August 1998 and the equity portion of the Blended Total Return Fund from inception until October 1997.

	Mr. Martin Liebgott, Senior Vice President of IBJS, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 1997. Mr. Liebgott has been with IBJS since 1988.




IBJ FUNDS TRUST

SUPPLEMENT DATED SEPTEMBER 18, 1998
TO PREMIUM CLASS PROSPECTUS DATED MARCH 30, 1998


	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Premium
Class Prospectus.

	The following information replaces similar information found in the Management of the Funds section beginning on page
17:

	Mr. Paul Blaustein, Senior Vice President of IBJS, is responsible for the day-to-day management of the Core Equity Fund. He has held this position since August 1998. Mr. Blaustein has been with IBJS since 1997. From April 1996 through September 1997 he was a Vice President and portfolio manager at Desai Capital Management. Prior to that, Mr. Blaustein was a Vice President in the Investment Research Department of Legg Mason from October 1994 through April 1996. From August 1991 through September 1994, Mr. Blaustein was a Vice President and investment analyst at Warburg Pincus Counsellors. Mr. Blaustein was also a portfolio manager and research analyst at Oppenheimer Capital from October 1980 through August 1991.

Mr. Christian Kaefer, Senior Vice President of IBJS, is responsible for the day-to-day management of the equity portion of the Blended Total Return Fund. He has held this position since April 1998. Mr. Kaefer has been a senior portfolio manager at IBJS since 1987. Mr. Kaefer was previously responsible for the day-to-day management of the Core Equity Fund from inception to December 1997 and from April 1998 to August 1998 and the equity portion of the Blended Total Return Fund from inception until October 1997.

	Mr. Martin Liebgott, Senior Vice President of IBJS, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 1997. Mr. Liebgott has been with IBJS since 1988.

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